Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Book Value Non Derivative Financial Liabilities
Trade payables		$ 126,781	$ 58,293
Other current liabilities		8,876	7,424
Lease liabilities including interest payable	[1]	10,223	12,958
Debentures (including interest payable)	[1]	592,329	518,612
Loans from banks and others including interest	[1]	1,184,096	753,786
Financial liabilities - hedging instruments
Financial liabilities		1,922,305	1,351,073
Projected cash fows: Non-derivative financial liabilities
Trade payables		126,781	58,293
Other current liabilities		8,876	7,641
Lease liabilities including interest payable	[1]	14,691	16,074
Debentures (including interest payable)	[1]	686,215	580,109
Loans from banks and others including interest	[1]	1,486,109	1,015,619
Financial liabilities - hedging instruments
Financial liabilities		2,322,672	1,677,736
Up to 1 year [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		126,781	58,293
Other current liabilities		8,876	7,641
Lease liabilities including interest payable	[1]	2,852	4,303
Debentures (including interest payable)	[1]	97,134	73,158
Loans from banks and others including interest	[1]	91,079	62,217
Financial liabilities - hedging instruments
Financial liabilities		326,722	205,612
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	7,290	2,756
Debentures (including interest payable)	[1]	94,816	83,604
Loans from banks and others including interest	[1]	99,499	61,186
Financial liabilities - hedging instruments
Financial liabilities		201,605	147,546
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	1,444	6,090
Debentures (including interest payable)	[1]	314,064	308,163
Loans from banks and others including interest	[1]	582,952	328,939
Financial liabilities - hedging instruments
Financial liabilities		898,460	643,192
More than five years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	3,105	2,925
Debentures (including interest payable)	[1]	180,201	115,184
Loans from banks and others including interest	[1]	712,579	563,277
Financial liabilities - hedging instruments
Financial liabilities		$ 895,885	$ 681,386

[1]	Includes current portion of long-term liabilities.